Provisions - Narrative (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Provisions for employment-related proceedings | Brazil
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 109
Use of the available provisions	107
Provisions for other legal proceedings | Brazil
Disclosure of other provisions [line items]
Additional provisions charged to income statement	66
Use of the available provisions	90
Regulatory framework-related provisions | Poland
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 76